ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
Summary of the Company's Subsidiaries, its VIE And its VIE's Subsidiaries

A summary of the Company's subsidiaries and its VIE and its VIE's subsidiaries as of December 31, 2012 was as follows:

	Date of incorporation	Percentage of
Name	or acquisition	legal ownership	Place of incorporation

Subsidiaries of the Company:
CMR Web-learning Co., Ltd. ("CMR Web")	July 29, 1999	70%	PRC

Hongcheng Technology Development Co., Ltd. ("Hongcheng Technology")	July 31, 2000	100%	PRC

Zhong Nongda Networks Development Co., Ltd. ("Zhongnongda Networks")	October 30, 2001	55%	PRC

Beijing Hongcheng Liye Technology Co., Ltd. ("Hongcheng Liye")	April 15, 2003	100%	PRC

Dalian Dongcai Technology Co., Ltd. ("Dongcai")	June 4, 2003	70%	PRC

Beijing WITT Education Consultant Management Co., Ltd. ("WITT Education")	July 4, 2003	100%	PRC

BJ-WITT EDU MAN. LTD. ("BJ-WITT")	July 4, 2003	100%	BVI

Chongqing Chongda Yuanxing Co., Ltd. ("Chongda")	December 24, 2003	51%	PRC

Beijing BCIT Science and Education Management Consulting Limited ("Beijing BCIT")	January 13, 2005	100%	PRC

Beijing Gotop Education Co., Ltd. ("Gotop Hongcheng")	December 26, 2005	100%	PRC

Beijing BCIT Science and Education Management Consulting Limited ("BJ-BCIT")	February 10, 2006	100%	BVI

Beijing Distance Education Technology Co., Ltd. ("Yuancheng Education")	March 31, 2006	100%	PRC

Tianjin Gaotuo Hongcheng Education Technology Co., Ltd. ("Tianjin Gaotuo Hongcheng")	June 26, 2006	100%	PRC

Beijing Beiyuda Education Technology Co., Ltd.("Beiyuda")	September 26, 2006	51%	PRC

Beijing Mingdaoyuan Technology Co., Ltd. ("Beijing Mingdao")	March 27, 2007	51%	PRC

Shanghai Shangcai Education Technology Co., Ltd. ("Shanghai Shangcai")	April 18, 2008	51%	PRC

Dongcai Online Training Center ("Dongcai Online")	July 10, 2008	70%	PRC

Beijing Zhonglin Technology Co., Ltd. ("Zhonglin")	November 3, 2008	51%	PRC

	Date of incorporation	Percentage of
Name	or acquisition	legal ownership	Place of incorporation

Fuzhou Haojiaoshi Distance Education Service Co., Ltd. ("Fuzhou Good Teacher")	December 7, 2009	51%	PRC

Beijing Hongcheng Xueyuan Technology Co., Ltd. ("Hongcheng Xueyuan")	October 31, 2010	100%	PRC

Nanning Hongcheng Xueyuan Technology Development Co., Ltd ("Nanning Hongcheng Xueyuan ")	October 31, 2010	51%	PRC

Hangzhou Hongcheng Education Training Service Co., Ltd ("Hangzhou Hongcheng Xueyuan")	October 31, 2010	60%	PRC

Beijing Haidian District New Door Trainning School ("Haidian Trainning School ")	April 7, 2011	55%	PRC

Zhejiang Hongcheng Education Technology Co., Ltd. ("Zhejiang Hongcheng")	June 30, 2011	51%	PRC

VIE of the Company:
Beijing Hongcheng Education Technology Co., Ltd. ("Hongcheng Education")	March 7, 2005	N/A	PRC

Subsidiaries of VIE:
Beijing Gotop Electronic Science Co., Ltd. ("Gotop Electronic") (1)	November 29, 1995	N/A	PRC

Xiandai Xingye Network Technology Co., Ltd. ("Xiandai Technology") (1)	November 7, 2000	N/A	PRC

Pingdingshan Wellent Bilingual School ("Pingdingshan") (1)	September 3, 2002	N/A	PRC

Anqing Foreign Language Middle School ("Anqing Foreign Language") (1)	August 2, 2004	N/A	PRC

Jingzhou Tianchang Investment Co., Ltd. ("Tianchang") (2)	September 6, 2005	N/A	PRC

Jingzhou Middle School South Campus ("South Campus") (3)	December 28, 2005	N/A	PRC

Beijing Hongcheng YoYo Technology Co., Ltd. ("Hongcheng YoYo") (1)	November 3, 2009	N/A	PRC

Anqing Daguan Hongcheng Anwai Training Centre ("Anqing Daguan") (1)	April 15, 2010	N/A	PRC

Pingdingshan Hongcheng Education Training Centre ("Pingdingshan Training Centre") (1)	August 11, 2010	N/A	PRC

Hongyuanboxue Technology Co., Ltd ("Hongyuanboxue") (4)	August 24, 2010	N/A	PRC

Beijing Xicheng District Hongcheng Training School ("Xicheng Training School") (1)	January 6, 2011	N/A	PRC

(1)	Wholly owned subsidiary of Hongcheng Education (VIE of the Company)
(2)	72.5% of its equity is owned by Hongcheng Education (VIE of the Company)
(3)	54% of its equity is owned by Hongcheng Education (VIE of the Company)
(4)	55% of its equity is owned by Hongcheng Education (VIE of the Company) and 45% of its equity is owned by Hongcheng Technology (Wholly owned subsidiary of the Company).

Consolidated Financial Information of the Group's VIE and Its Subsidiaries

The financial information of the VIE and VIE's subsidiaries, before intercompany balance elimination, as of December 31, 2011 and 2012 and for the years ended December 31, 2010, 2011 and 2012 were as follows:

	As of December 31,
	2011	2012
	RMB	RMB

Cash and cash equivalents	17,380	36,772
Accounts receivable	16,561	9,313
Prepaid expenses and other current assets	6,934	6,714
Total current assets	56,539	67,023
Property and equipment, net	162,157	152,756
Land use rights, net	26,657	26,049
Total assets	250,567	255,170
Total liabilities	203,827	206,098

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Net revenue	83,620	95,880	108,751
Net loss	(2,932)	(6,131)	(2,247)

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Net cash provided by operating activities	19,057	16,487	20,339
Net cash used in investing activities	(16,884)	(19,656)	(947)
Net cash provided by (used in) financing activities	4,500	(1,479)	-